CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Revenues	$ 30,706	$ 32,028	$ 91,299
Interest revenue	0	2,337	17,744
Operating expenses
Cost of Revenue	17,276	13,555	12,204
Amortization of Intangible Assets	1,290	1,294	632
General and Administrative Expense	38,539	33,700	35,373
Selling and Marketing Expense	6,806	6,341	3,663
Research and Development Expense	7,350	2,759	1,418
Asset Impairment Charges	10,768	8,200	0
Change in fair value of contingent consideration	0	369	0
Total operating expenses	82,029	66,218	53,290
Operating income	(51,323)	(34,190)	38,009
Non-operating expense, net
Interest and other income, net	6,030	6,065	1,659
Interest expense	(11,404)	(12,157)	(20,221)
Unrealized Gain (Loss) on Investments	36,402	0	0
Gain (Loss) on Disposition of Assets	3,476	0	0
Business Combination, Bargain Purchase, Gain Recognized, Amount	0	0	9,309
Gain (Loss) on Investments	0	764	0
Gain (loss) on extinguishment of debt	(8,430)	0	0
Total non-operating expense, net	26,074	(5,328)	(9,253)
Income before income taxes	(25,249)	(39,518)	28,756
Income tax expense	(1,021)	(6,753)	15,404
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest	(24,228)	(32,765)	13,352
Discontinued Operation, Tax Effect of Discontinued Operation			58,421
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	(46,463)	(36,094)	97,349
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(70,691)	(68,859)	110,701
Net Income (Loss) Attributable to Noncontrolling Interest	(280)	0	(47)
Net income attributable to noncontrolling interests	$ (70,411)	$ (68,859)	$ 110,748
Net income per share
Income (Loss) from Continuing Operations, Per Basic Share	$ (0.20)	$ (0.22)	$ 0.09
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Basic Share	(0.39)	(0.25)	0.62
Basic (in Dollars per Share)	(0.59)	(0.47)	0.71
Income (Loss) from Continuing Operations, Per Diluted Share	(0.20)	(0.22)	0.09
Discontinued Operation, Income (Loss) from Discontinued Operation, Net of Tax, Per Diluted Share	(0.39)	(0.25)	0.62
Diluted (in Dollars per Share)	$ (0.59)	$ (0.47)	$ 0.71
Weighted average shares outstanding
Basic (in Shares)	118,631	145,669	155,394
Diluted (in Shares)	118,631	145,669	156,257
Queen et al. patents [Member]
Revenues
Revenues	$ 9	$ 4,536	$ 36,415
Acquired rights [Member]
Revenues
Revenues	0	(30)	2,598
Product Revenue [Member]
Revenues
Revenue from Contract with Customer, Including Assessed Tax	30,742	24,652	15,091
License and other [Member]
Revenues
Revenues	$ (45)	$ 533	$ 19,451